INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2023	4,551	296	1,826	2,122	6,673
Additions	—	30	28	58	58
Acquisition (Note 4)	803	—	—	—	803
Dispositions and other	(380)	(2)	(38)	(40)	(420)
Foreign exchange	50	—	61	61	111
Balance at December 31, 2024	5,024	324	1,877	2,201	7,225
Additions	—	29	—	29	29
Dispositions and other	—	(6)	—	(6)	(6)
Foreign exchange	(36)	—	(35)	(35)	(71)
Balance at December 31, 2025	4,988	347	1,842	2,189	7,177

Amortization
Balance at December 31, 2023	—	48	560	608	608
Amortization	—	17	99	116	116
Dispositions and other	—	—	(27)	(27)	(27)
Balance at December 31, 2024	—	65	632	697	697
Amortization	—	22	120	142	142
Dispositions and other	—	1	(8)	(7)	(7)
Balance at December 31, 2025	—	88	744	832	832

Carrying amounts
Balance at December 31, 2024	5,024	259	1,245	1,504	6,528
Balance at December 31, 2025	4,988	259	1,098	1,357	6,345

Schedule of goodwill and intangible assets by segment

For the year ended December 31, 2025	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,316	357	4,059	46	7,778
Inter-segment revenue	205	871	6	(1,082)	—
Total revenue(3)	3,521	1,228	4,065	(1,036)	7,778
Operating expenses(4)	804	553	30	(426)	961
Cost of goods sold	51	—	3,524	(674)	2,901
Depreciation and amortization included in gross profit	641	209	71	11	932
Cost of sales	1,496	762	3,625	(1,089)	4,794
Share of profit from equity accounted investees	1	134	74	—	209
Gross profit	2,026	600	514	53	3,193
Depreciation included in general and administrative	2	—	—	53	55
Other general and administrative(4)	82	23	45	272	422
Other (income) expense	(5)	2	3	20	20
(Gain) loss on disposal of assets	(18)	—	1	(96)	(113)
Results from operating activities	1,965	575	465	(196)	2,809
Net finance costs	27	13	8	554	602
Earnings (loss) before tax	1,938	562	457	(750)	2,207
Income tax expense	—	—	—	—	513
Earnings (loss)	1,938	562	457	(750)	1,694
Capital expenditures	362	376	20	26	784
Contributions to equity accounted investees	—	243	168	—	411

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(4)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(4)	65	23	48	258	394
Other expense (income)	13	3	(55)	35	(4)
Gain on disposal of assets	(13)	(1)	(7)	—	(21)
Loss on acquisition	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371
(1)    Pipelines revenue includes $506 million (2024: $501 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $1.1 billion (2024: $845 million) associated with U.S. midstream sales.
(3)    During 2025, one customer accounted for 10 percent or more of total revenues with $849 million reported throughout all segments. During 2024, no customer accounted for 10 percent or more of total gross profit reported throughout all segments.
(4)    Pembina incurred $651 million (2024: $576 million) of employee costs, of which $372 million (2024: $329 million) was recorded in operating expenses and $279 million (2024: $247 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2025	2024
($ millions)
Pipelines	3,057	3,089
Facilities	440	442
Marketing & New Ventures	1,491	1,493
Total goodwill	4,988	5,024

Schedule of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
As at December 31, 2025	Pipelines	Facilities	Marketing & New Ventures
Key assumptions used
Average annual pre-tax cash flow ($ millions)	2,162	1,908	890
After-tax discount rate	5.8%	5.9%	8.3%
Long-term growth rate	1.6%	2.2%	2.3%
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate(1)	350 bps	440 bps	1,680 bps
(1)    Presented in basis points ("bps").